CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (109,680,741)	$ (41,250,816)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	81,572,591	46,450,146
Share compensation	1,965,346
Impairment of intangibles	17,903,208	72,520,279
Impairment of intangibles and fixed assets	17,903,208	72,986,303
Impairment of goodwill	86,318,000	0
Deferred income tax benefit	(15,513,439)	(47,945,473)
Loss on sale of fixed and leased assets	93,652
Bad debt provision	(1,771,487)	832,388
Non-cash interest expense and amortization of deferred financing and loan origination fees	1,651,536	7,506,359
Write off of deferred financing fees in connection with prepayment	875,576	4,981,624
Expensed IPR&D		16,372,476
Change in fair value of contingent consideration		182,396
Payment for contingent consideration		(1,991,288)
Payment of in-kind interest		(9,321,500)
Change in operating assets and liabilities:
Trade accounts receivable, net	(17,040,991)	5,268,883
Inventories, net	(7,436,151)	2,892,119
Prepaid expenses and other current assets	4,549,210	(15,162,955)
Other noncurrent assets		1,512,082
Trade accounts payable	(11,325,623)	588,238
Accrued and other current liabilities	5,397,643	13,936,076
Net cash provided by operating activities	37,558,330	57,837,058
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of fixed and leased assets	10,000
Payment for asset acquisition		(12,500,000)
Purchase of property, plant and equipment	(4,143,723)	(6,895,332)
Net cash used in investing activities	(4,133,723)	(19,395,332)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments to affiliates	(2,026)
Contributions from partners		128,000
Payments on finance lease obligations, ASC840	(111,554)	(113,842)
Proceeds from issuances of debt		327,500,000
Debt financing costs		(3,563,499)
Proceeds from insurance financing loan	2,744,852
Repayment of insurance financing loan	(970,653)
Proceeds from initial public offering and private placement, net of issuance costs	58,083,863
Repayment of debt	(56,140,063)	(338,756,329)
Payment for contingent consideration		(8,508,712)
Net cash used in financing activities	3,604,419	(23,314,382)
Net change in cash and cash equivalents	37,029,026	15,127,344
Effect on cash of changes in exchange rate	(937,682)	57,237
Cash and cash equivalents, beginning of period	34,743,152	19,558,571
Cash and cash equivalents, end of period	70,834,496	34,743,152
Supplemental disclosure of cash and noncash transactions:
Cash paid for interest	19,618,614	25,272,842
Cash paid for taxes	2,637,560	$ 17,592,965
Purchase of fixed assets by entering into capital lease	$ 287,542